KeyFunds(R)

                                    SBSF Fund
                        SBSF Convertible Securities Fund
                            SBSF Capital Growth Fund

                        Supplement Dated October 1, 1997
                      to the Prospectus Dated April 1, 1997
                           as previously supplemented

The Prospectus of the above Funds is supplemented as follows:

Effective October 13, 1997, BISYS Fund Services and its affiliates will handle all responsibilities as Administrator for the Funds, including fund accounting services. All references to Key Asset Management Inc. in the capacity as Sub-Administrator to the Funds are hereby deleted.





Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).

                                  2KF-SBSF-SUP2

                                   KeyFunds(R)

                          Key Money Market Mutual Fund

                        Supplement Dated October 1, 1997
                      to the Prospectus Dated April 1, 1997
                           as previously supplemented

The Prospectus of the Key Money Market Mutual Fund is supplemented as follows:

Effective October 13, 1997, BISYS Fund Services and its affiliates will handle all responsibilities as Administrator for the Fund, including fund accounting services. All references to Key Asset Management Inc. in the capacity as Sub-Administrator to the Funds are hereby deleted.





Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Fund at 800-KEY-FUND(R).

                                  2KF-MMM-SUP2

                                   KeyFunds(R)

                                    SBSF Fund
                        SBSF Convertible Securities Fund
                            SBSF Capital Growth Fund
                          Key Money Market Mutual Fund

                        Supplement Dated October 1, 1997
         to the Statement of Additional Information Dated April 1, 1997
                           as previously supplemented

The Statement of Additional Information of the above Funds is supplemented effective October 13, 1997 as follows:

On page 17 under "The Investment Adviser, Administrator and Sub-Administrator," and the sub-heading, "Administrator and Sub-Administrator," the last paragraph regarding the Sub-Administrator should be deleted in its entirety and replaced with the following language:

"Prior to October 13, 1997, pursuant to a Sub-Administration Agreement dated July 12, 1996, BISYS retained KAM to provide the Funds with certain sub-administrative and fund accounting services. For its services as sub-administrator, BISYS paid KAM an annual fee of $500,000. In addition, during the period from April 1, 1996 through July 11, 1996, KAM (then known as Spears) served as sub-administrator for the Funds pursuant to a Sub-Administration Agreement between KAM and an affiliate of BISYS, Concord Holding Corporation. Such prior Sub-Administration Agreement was substantially identical to the Sub-Administration Agreement between BISYS and KAM, including the rate of compensation payable to KAM. And, during the period from April 1, 1996 through the close of the Funds' fiscal year on November 30, 1996, KAM received a total of $375,000 from Concord and BISYS for acting as the Funds' sub-administrator."

Going forward, BISYS Fund Services and its affiliates will handle all responsibilities as Administrator for the Funds, including fund accounting services. In addition, the sub-heading should be changed to "The Administrator." All other references to Key Asset Management Inc. in the capacity as Sub-Administrator to the Funds are hereby deleted.




Please insert this Supplement in the front of your Statement of Additional Information. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).

                                  2KF-SAI-SUP3